FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 11:    FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its earn-out liability at fair value. Earn-out liability is classified within Level 3 as the valuation inputs are based on inputs that are unobservable.

The measurement of earn-out liability is based on of the revenues derived from two businesses acquired: Alvarion and OTI, over a period of two and seven years following the acquisition dates, respectively. During the year ended December 31, 2018, the Company had an adjustment through the statement of operations of $247 mainly as a result of the updated revenue forecast for the OTI acquisition.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2018
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	451	—	—	451
Total financial liability	$451	—	—	$451

	December 31, 2017
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	698	—	—	698
Total financial liability	$698	—	—	$698

(*)Excluding liability in the amount of $566 and $612 for the year ended December 31, 2018 and 2017, respectively, to former CEO of Prevision related to the    acquisition agreement , which is not measured at fair value.